Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,882,468.80
Previously Paid Amount	(0)
Total Fee Amount	950.47
Total Offset Amount	(0)
Net Fee	$ 950.47